Intangible Liabilities/Assets – Charter Agreements (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets And Liabilities Abstract
Intangible Liabilities/ Assets - Charter Agreements - Schedule of Intangible Liabilities (Table)

	December 31, 2021	December 31, 2020
Opening balance	$4,462	$6,470
Additions	96,344	—
Amortization	(45,430)	(2,008)
Total	$55,376	$4,462

Intangible Liabilities/ Assets – Charter Agreements - Schedule of Intangible Assets (Table)

	December 31, 2021	December 31, 2020
Opening balance	$—	$1,467
Amortization	—	(1,467)
Total	$—	$—

Intangible Liabilities/ Assets - Charter Agreements - Aggregate Amortization of Intangible Liabilities (Table)

The aggregate amortization of the intangible liabilities in each of the 12-month periods up to December 31, 2025 is estimated to be as follows:

Amount
December 31, 2022	$41,158
December 31, 2023	8,556
December 31, 2024	5,113
December 31, 2025	549
$55,376